Share Capital and Treasury Shares - Schedule of Share Capital and Treasury Shares (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 30, 2023 shares	Dec. 31, 2025 CNY (¥) shares		Dec. 31, 2025 USD ($) shares		Dec. 31, 2024 CNY (¥) shares		Dec. 31, 2023 CNY (¥) shares
Schedule of Share Capital and Treasury Shares [Line Items]
Balance (in Shares) | shares		315,224,993		315,224,993
Balance		¥ 206				¥ (21,154)		¥ (26,372)
Issue of ordinary shares (in Shares) | shares	1,528,514	24.45		24.45
Issue of ordinary shares		¥ 40	[1]			17	[2]	15	[3]
Issue of shares under the pre-IPO share option scheme			[4]				[5]	1	[6]
Issue of shares under the 2021 RSU scheme		2	[7]				[8]		[9]
Equity-settled bonus			[10]			8,631	[11]	2	[12]
Repurchase of ordinary shares		(3,590)	[13]			(1,959)	[14]	(5,923)	[15]
Vesting of RSUs		¥ 637	[16]			¥ 14,671	[17]	11,123	[18]
Balance (in Shares) | shares		373,321,692		373,321,692		315,224,993
Balance		¥ (2,705)		$ (386)		¥ 206		(21,154)
Balance (in Shares) | shares		373,321,692				315,224,993
Balance (in Dollars)		¥ (2,705)				¥ 206		¥ (21,154)
Number of shares [Member]
Schedule of Share Capital and Treasury Shares [Line Items]
Balance (in Shares) | shares		315,224,993		315,224,993		290,196,560		265,185,950
Issue of ordinary shares (in Shares) | shares		55,040,576	[1]	55,040,576	[1]	24,307,322	[2]	22,500,000	[3]
Issue of shares under the pre-IPO share option scheme (in Shares) | shares		455,263	[4]	455,263	[4]	656,077	[5]	911,062	[6]
Issue of shares under the 2021 RSU scheme (in Shares) | shares		1,008,253	[7]	1,008,253	[7]	65,034	[8]	71,034	[9]
Equity-settled bonus (in Shares) | shares		1,592,607	[10]	1,592,607	[10]		[11]	1,528,514	[12]
Repurchase of ordinary shares (in Shares) | shares			[13]		[13]		[14]		[15]
Vesting of RSUs (in Shares) | shares			[16]		[16]		[17]		[18]
Balance (in Shares) | shares		373,321,692		373,321,692		315,224,993		290,196,560
Balance (in Shares) | shares		373,321,692				315,224,993		290,196,560
Share capital [Member]
Schedule of Share Capital and Treasury Shares [Line Items]
Balance		¥ 214				¥ 197		¥ 180
Issue of ordinary shares		40	[1]			17	[2]	15	[3]
Issue of shares under the pre-IPO share option scheme			[4]				[5]	1	[6]
Issue of shares under the 2021 RSU scheme		2	[7]				[8]		[9]
Equity-settled bonus			[10]				[11]	1	[12]
Repurchase of ordinary shares			[13]				[14]		[15]
Vesting of RSUs			[16]				[17]		[18]
Balance		256		$ 37		214		197
Balance (in Dollars)		256				214		197
Treasury shares [Member]
Schedule of Share Capital and Treasury Shares [Line Items]
Balance		(8)				(21,351)		(26,552)
Issue of ordinary shares			[1]				[2]		[3]
Issue of shares under the pre-IPO share option scheme			[4]				[5]		[6]
Issue of shares under the 2021 RSU scheme			[7]				[8]		[9]
Equity-settled bonus			[10]			8,631	[11]	1	[12]
Repurchase of ordinary shares		(3,590)	[13]			(1,959)	[14]	(5,923)	[15]
Vesting of RSUs		637	[16]			14,671	[17]	11,123	[18]
Balance		(2,961)		$ (423)		(8)		(21,351)
Balance (in Dollars)		¥ (2,961)				¥ (8)		¥ (21,351)

[1]	In connection with the subscription of shares, 7,325,000 ADS (represents 29,300,000 of the Company’s ordinary shares) were offered at a price of US$17.25 per ADS on January 23, 2025, followed by an additional 935,144 ADS (represents 3,740,576 of the Company’s ordinary shares) were offered at the same price on February 13, 2025, and 22,000,000 placing shares of the Company were issued and allotted at a price of HK$68.6 per share on July 17, 2025, amounts of RMB40 (US$6) was credited as share capital.
[2]	In connection with the subscription of shares, 24,307,322 placing shares of the Company were issued and allotted at a price of HK$24.10 per share on June 20, 2024, and an amount of RMB17 was credited as share capital.
[3]	In connection with the share placement, 22,500,000 placing shares of the Company were issued and allotted at a price of HK$24.45 per share on February 1, 2023, and an amount of RMB15 was credited as share capital.
[4]	During the year ended December 31, 2025, the Company issued ordinary shares with respect to the share options under the pre-IPO share option scheme exercised by certain grantees of the Company. In connection with the exercised share options, 455,263 new shares of the Company were issued with a weighted average exercise price of HK$ 0.01, and an amount of RMB0.3 (US$0.04) was credited as share capital.
[5]	During the year ended December 31, 2024, the Company issued ordinary shares with respect to the share options under the pre-IPO share option scheme exercised by certain grantees of the Company. In connection with the exercised share options, 656,077 new shares of the Company were issued with a weighted average exercise price of HK$0.01, and an amount of RMB0.5 was credited as share capital.
[6]	During the year ended December 31, 2023, the Company issued ordinary shares with respect to the share options under the pre-IPO share option scheme exercised by certain grantees of the Company before December 31, 2023 to those grantees. In connection with the exercised share options, 911,062 new shares of the Company were issued with a weighted average exercise price of HK$0.01, and an amount of RMB1 was credited as share capital.
[7]	During June to September 2025, the Company issued ordinary shares with respect to the restricted share units under the 2021 and 2022 RSU Scheme exercised by certain selected persons of the Company before December 31, 2025 to those selected persons. In connection with the exercised restricted share units, 1,008,253 new shares of the Company were issued, and an amount of RMB0.7 (US$0.1) was credited as share capital.
[8]	In June 2024, the Company issued ordinary shares with respect to the RSUs under the 2021 RSU Scheme exercised by certain selected persons of the Company before December 31, 2024 to those selected persons. In connection with the exercised RSUs, 65,034 new shares of the Company were issued, and an amount of RMB0.05 was credited as share capital.
[9]	In June 2023, the Company issued ordinary shares with respect to the RSUs under the 2021 RSU Scheme exercised by certain selected persons of the Company before December 31, 2023 to those selected persons. In connection with the exercised RSUs, 71,034 new shares of the Company were issued, and an amount of RMB0.05 was credited as share capital.
[10]	In June 2025, 775,685 ordinary shares and 816,922 ordinary shares, being underlying shares of the restricted share units granted under the 2021 RSU scheme and the 2022 RSU scheme, were allotted to the employees to settle the bonus due to employees, and amounts of RMB0.5 (US$0.07) and RMB0.6 (US$0.09) credited as share capital.
[11]	In September 2024, 397,949 treasury shares and 2,081,399 treasury shares, being underlying shares of the RSUs granted under the 2022 RSU scheme and the 2018 RSU scheme, were allotted to the employees to settle the bonus due to employees, and amounts of RMB8,630 and RMB1.4 were both credited as treasury shares.
[12]	In June 2023, 1,528,514 ordinary shares and 1,237,884 treasury shares, being underlying shares of the RSUs granted under the 2021 RSU scheme and the 2018 RSU scheme, were allotted to the employees to settle the bonus due to employees, and amounts of RMB1 and RMB1 were credited as share capital and treasury shares, respectively.
[13]	In April 2025, the Company instructed the trustee to purchase 100,000 of its shares on the Hong Kong Stock Exchange at a total consideration of RMB3,590 (US$513) for the purpose of the 2022 RSU scheme.
[14]	In February 2024, the Company instructed the trustee to purchase 100,000 of its shares on the Hong Kong Stock Exchange at a total consideration of RMB1,959 for the purpose of the 2022 RSU Scheme.
[15]	In November 2023, the Company instructed the trustee to purchase 250,000 of its shares on the Hong Kong Stock Exchange at a total consideration of RMB5,923 for the purpose of the 2022 RSU scheme.
[16]	In connection with the vesting of restricted share units granted under the 2022 RSU Scheme, 17,925 treasury shares were allotted to the employees during the year ended December 31, 2025.
[17]	In connection with the vesting of RSUs granted under the 2018 and 2022 RSU Schemes, 939,687 treasury shares were allotted to the employees during the year ended December 31, 2024.
[18]	In connection with the exercise of RSUs granted under the 2018 and 2022 RSU Scheme, 1,069,461 treasury shares were allotted to the employees during the year ended December 31,2023.